Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Share Capital	Reserve For Share-Based Payments	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Beginning balance, Shares at Dec. 31, 2015	191,620,557
Beginning balance, Amount at Dec. 31, 2015	$ 64,537	$ 530	$ (3,339)	$ (50,914)	$ 10,814
Private placement, net of share issue costs, Shares	22,699,596
Private placement, net of share issue costs, Amount	$ 1,440				1,440
Finders fee shares, Shares	311,111
Finders fee shares, Amount	$ 26				26
Property acquisition, Shares	250,000
Property acquisition, Amount	$ 19				19
Exercise of stock options, Shares	1,000,000
Exercise of stock options, Amount	$ 115	(54)			61
Share-based payments		301			301
Cancellation and expiration of stock options		(26)		26
Exercise of warrants, Shares	1,250,000
Exercise of warrants, Amount	$ 77				77
Finders fee warrants		(10)	10
Exercise of finder fee warrants, Shares	58,333
Exercise of finder fee warrants, Amount	$ 6	(2)			4
Other comprehensive income (loss): Foreign currency translation adjustment			70	4	74
Net loss for the year				6,791	6,791
Ending balance, Shares at Dec. 31, 2016	217,189,597
Ending balance, Amount at Dec. 31, 2016	$ 66,210	759	(3,269)	(44,093)	19,607
Private placement, net of share issue costs, Shares	3,846,154
Private placement, net of share issue costs, Amount	$ 274				274
Common share buy-back under normal course issuer bid, Shares	(2,558,500)
Common share buy-back under normal course issuer bid, Amount	$ (168)				(168)
Exercise of share appreciation rights, Shares	301,893
Exercise of share appreciation rights, Amount	$ 23	(23)
Share-based payments		366			366
Cancellation and expiration of stock options		(12)		12
Finders fee warrants	$ (11)	11
Other comprehensive income (loss): Foreign currency translation adjustment			1,274	(13)	(17)
Net loss for the year				(1,960)	(1,960)
Ending balance, Shares at Dec. 31, 2017	218,779,144
Ending balance, Amount at Dec. 31, 2017	$ 66,328	1,101	(1,995)	(46,054)	19,380
Common share buy-back under normal course issuer bid, Shares	(524,000)
Common share buy-back under normal course issuer bid, Amount	$ (21)				(21)
Property acquisition, Shares	100,000
Property acquisition, Amount	$ 4				4
Share issue expenses	$ (6)				(6)
Share-based payments		118			118
Cancellation and expiration of stock options		(407)		407
Expiration of finders fee warrants		(70)		70
Other comprehensive income (loss): Foreign currency translation adjustment		(8)	(1,258)		(198)
Net loss for the year				(1,125)	(1,125)
Ending balance, Shares at Dec. 31, 2018	218,355,144
Ending balance, Amount at Dec. 31, 2018	$ 66,305	$ 734	$ (3,253)	$ (46,702)	$ 17,084